Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total		Share capital Subscription receipts and Public Offering Warrants	Equity component of convertible unsecured senior notes	Contributed surplus	Deficit	Accumulated other comprehensive income (loss)
Beginning balance at Nov. 30, 2020		$ 3,224		$ 287,312	$ 4,457	$ 12,065	$ (300,129)	$ (481)
Beginning balance, Shares at Nov. 30, 2020	[1]			19,253,360
Total comprehensive loss
Net loss		(31,725)	[2]				(31,725)
Other comprehensive income
Net change in fair value of FVOCI financial assets		(197)						(197)
Exchange differences on translation of foreign operations		634						634
Total comprehensive loss		(31,288)					(31,725)	437
Transactions with owners, recorded directly in equity
Public issue of common shares and warrants		46,002		$ 46,002
Public issue of common shares and warrants (Shares)	[1]			4,181,975
Share issue costs		(3,394)					(3,394)
Exercise of warrants (Shares)	[1]			58,350
Exercise of warrants		742		$ 742
Share issue – Oncology				$ 668		(668)
Share issue – Oncology (Shares)	[1]			120,482
Share-based compensation plan
Share-based compensation for stock option plan		1,879				1,879
Exercise of Options:
Monetary consideration		595		$ 595
Monetary consideration Shares	[1]			166,250
Attributed value				$ 433		(433)
Total contributions by owners		45,824		$ 48,440		778	(3,394)
Total contributions by owners shares	[1]			4,527,057
Ending Balance at Nov. 30, 2021		17,760		$ 335,752	4,457	12,843	(335,248)	(44)
Ending Balance, Shares at Nov. 30, 2021	[1]			23,780,417
Total comprehensive loss
Net loss		(47,237)					(47,237)
Other comprehensive income
Net change in fair value of FVOCI financial assets		(360)						(360)
Exchange differences on translation of foreign operations		789						789
Total comprehensive loss		(46,808)					(47,237)	429
Transactions with owners, recorded directly in equity
Share issue costs		(164)					(164)
Share issue - ATM program		2,960		$ 2,960
Share issue - ATM program (shares)	[1]			400,000
Repurchase of convertible unsecured senior notes		(200)			(2,325)	2,125
Share-based compensation plan
Share-based compensation for stock option plan		3,860				3,860
Exercise of Options:
Monetary consideration		21		$ 21
Monetary consideration Shares	[1]			21,165
Attributed value				$ 18		(18)
Total contributions by owners		6,477		$ 2,999	(2,325)	5,967	(164)
Total contributions by owners shares	[1]			421,165
Ending Balance at Nov. 30, 2022		(22,571)		$ 338,751	2,132	18,810	(382,649)	385
Ending Balance, Shares at Nov. 30, 2022	[1]			24,201,582
Total comprehensive loss
Net loss		(23,957)					(23,957)
Other comprehensive income
Net change in fair value of FVOCI financial assets		299						299
Exchange differences on translation of foreign operations		0
Total comprehensive loss		(23,658)					(23,957)	299
Transactions with owners, recorded directly in equity
Share issue costs		(2,053)					(2,053)
Public issue of common shares		25,160		$ 25,160
Public issue of common shares (Shares)	[1]			21,778,184
Conversion of convertible unsecured senior notes		15		$ 16	(1)
Conversion of convertible unsecured senior notes (Shares)	[1]			253
Repurchase of convertible unsecured senior notes		0			(2,131)	2,131
Share-based compensation plan
Share-based compensation for stock option plan		2,237				2,237
Exercise of Options:
Total contributions by owners		25,359		$ 25,176	(2,132)	4,368	(2,053)
Total contributions by owners shares	[1]			21,778,437
Ending Balance at Nov. 30, 2023		$ (20,870)		$ 363,927	$ 0	$ 23,178	$ (408,659)	$ 684
Ending Balance, Shares at Nov. 30, 2023	[1]			45,980,019

[1]	See note 1 for share consolidation.
[2]	The company voluntarily changed its accounting policy to classify interest paid and received as part of operating activities, see Note 1.